SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2017
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II

UTSTARCOM HOLDINGS CORP.

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

For the Years Ended December 31, 2017, 2016, and 2015

Description	Balance at beginning of the period	Charged (credited) to costs and expenses	Credited to other accounts		(Deductions) Adjustments (1)	Balance at end of the period

Year ended December 31, 2017
Allowance for doubtful accounts	$2,339	$(56)	$154		$—	$2,437
Tax valuation allowance	$329,523	$6,162	$—		$(99,353)	$236,332
Year ended December 31, 2016
Allowance for doubtful accounts	$4,564	$1,564	$—		$(3,789)	$2,339
Tax valuation allowance	$328,397	$(3,016)	$4,142		$—	$329,523
Year ended December 31, 2015
Allowance for doubtful accounts	$10,877	$103	$—		$(6,416)	$4,564
Tax valuation allowance	$368,672	$(11,090)	$(29,185	)(2)	$—	$328,397

(1)	Represents write-offs of allowance for doubtful accounts and foreign exchange adjustments.

(2)	Includes $3 million removal of tax valuation allowance for expiration of net operating loss carryforwards in China and $27 million for utilization of foreign tax credits in US.